Schedule of sensitivity analysis of foreign currency risk (Details) - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	R$ 142,764
Financial assets, projected probable	(14,967)
Financial liabilities, Baseline	(514,908)
Financial liabilities, projected probable	18,680
Financial liabilities, projected scenario 1	(84,514)
Financial liabilities, projected scenario 2	R$ (174,284)
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (150,572)
Financial liabilities, projected probable	R$ 13,425
Suppliers Eletrobras Itaipu [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (304,215)
Financial liabilities, projected probable	4,388
Financial liabilities, projected scenario 1	(70,568)
Financial liabilities, projected scenario 2	R$ (145,525)
Suppliers Acquisition Of Gas [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (60,121)
Financial liabilities, projected probable	867
Financial liabilities, projected scenario 1	(13,946)
Financial liabilities, projected scenario 2	R$ (28,759)
DisclosureOfPayrollSocialChargesAndAccrualsTable [Table]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities risk	USD depreciation
Financial assets, Baseline	R$ 142,764
Financial assets, projected probable	R$ (14,967)